Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Union Street Trust II
Prospectus Date	rr_ProspectusDate	Oct. 30, 2015
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2015